EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16	-	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2024, 2023 and 2022, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	53,654	48,137	37,103

	Number of shares
	Year ended December 31,
(in thousands)	2024	2023	2022

Weighted average number of shares used in the computation of basic and diluted earnings per share	19,894	20,000	20,418